Client:	XXXX
Batch:	XXXX
Report Pulled:	XXXX
Loan Count:	32

Fields Reviewed	Discrepancy Count	Percentage
Loan Purpose	0	0.00%
Original CLTV	0	0.00%
Original Interest Rate	0	0.00%
Original LTV	0	0.00%
Origination/Note Date	2	18.18%
Originator Back-End DTI	3	27.27%
Property Type	6	54.55%
Subject Street Address	0	0.00%
Total Discrepancies:	11	100.00%